Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate
Prior Liens	$ 26,468
Face Amount of Mortgages	86,058
Carrying Amount of Mortgages	63,934
Principal Amount of Loans Subject to Delinquent Principal or Interest	6,244
Reconciliation of mortgage loans:
Balance at beginning of year	109,283	74,517	137,292
Additions:
New mortgage loans	11,286	73,439	9,456
Total additions	11,286	73,439	9,456
Deductions:
Collections of principal	(50,579)	(10,540)	(54,696)
Conversions of real property	(4,000)	(10,070)	0
Charge-offs	0	(18,063)	(17,535)
Total deductions	(56,635)	(38,673)	(72,231)
Balance at end of year	63,934	109,283	74,517
First Mortgage Relating To One Hospital In California Interest Rate One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.42%
Final Maturity Date	Dec. 01, 2017
Periodic Payment Terms	$122,722
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	17,500
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Hospital In California Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	9.89%
Final Maturity Date	Jun. 01, 2020
Periodic Payment Terms	$153,140
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	13,906
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Senior Housing Facility In North Carolina Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	7.86%
Final Maturity Date	Apr. 30, 2015
Periodic Payment Terms	$51,384
Prior Liens	0
Face Amount of Mortgages	7,000
Carrying Amount of Mortgages	6,637
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Medical Office Building In Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	$38,556
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,083
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Hospital In California Interest Rate Year Three [Member]
Mortgage Loans on Real Estate
Interest Rate	9.63%
Final Maturity Date	Jan. 14, 2014
Periodic Payment Terms	$156,038
Prior Liens	0
Face Amount of Mortgages	8,045
Carrying Amount of Mortgages	1,834
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Senior Housing Facility In Arizona In Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	3.55%
Final Maturity Date	Jan. 01, 2013
Periodic Payment Terms	$12,511
Prior Liens	0
Face Amount of Mortgages	4,500
Carrying Amount of Mortgages	4,151
Principal Amount of Loans Subject to Delinquent Principal or Interest	4,151
First mortgage relating to one senior housing facility in Texas [Member]
Mortgage Loans on Real Estate
Interest Rate	10.00%
Final Maturity Date	Sep. 01, 2012
Periodic Payment Terms	$21,957
Prior Liens	0
Face Amount of Mortgages	2,635
Carrying Amount of Mortgages	2,635
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts Minimum [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Jan. 01, 2012
Periodic Payment Terms	From $773 to $2,000
Prior Liens	0
Face Amount of Mortgages	1,000
Carrying Amount of Mortgages	316
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Two first mortgages relating to one medical office building in Georgia and one senior housing facility in Massachusetts Maximum [Member]
Mortgage Loans on Real Estate
Interest Rate	12.00%
Final Maturity Date	Oct. 01, 2014
Second Mortgage Relating To One Hospital In California Interest Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	9.48%
Final Maturity Date	Oct. 31, 2013
Periodic Payment Terms	$138,048
Prior Liens	13,906
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	2,778
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second Mortgage Relating To One Senior Housing Facility In Wisconsin Interst Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	15.21%
Final Maturity Date	Jan. 15, 2015
Periodic Payment Terms	$41,250
Prior Liens	7,792
Face Amount of Mortgages	3,300
Carrying Amount of Mortgages	3,300
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one senior housing facility in New Hampshire [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Oct. 01, 2016
Periodic Payment Terms	$13,945
Prior Liens	670
Face Amount of Mortgages	3,235
Carrying Amount of Mortgages	2,701
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second Mortgage Relating To One Hospital In Massachusetts [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Jun. 30, 2010
Periodic Payment Terms	$16,900
Prior Liens	4,100
Face Amount of Mortgages	2,243
Carrying Amount of Mortgages	2,093
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 2,093